INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

During the three and nine months ended September 30, 2019 and the year ended December 31, 2018, the Company recorded a full valuation allowance on federal and state deferred tax assets since management does not forecast the Company to be in a profitable position in the near future.

8. INCOME TAXES

The Company’s current tax provision for the years ended December 31, 2017 and 2018 is $0 and $0, respectively. The Company’s deferred tax provision for the years ended December 31, 2017 and 2018 is $0.

Deferred income tax assets and liabilities consist of the following (in thousands):

	Year ended
	December 31,
	2017	2018
Deferred tax assets
Accrued expenses	$335	$—
Stock‑based compensation	11	98
Capitalized startup costs	38	35
Net operating losses	1,200	6,176
Total deferred tax assets	1,584	6,309
Less: valuation allowance	(1,584)	(6,309)
Net deferred tax asset (liability)	$—	$—

Deferred tax assets result primarily from unutilized net operating losses, capitalized startup costs and timing differences as a result of the Company reporting its income tax returns. As of December 31, 2018, the Company had approximately $3.6 million of federal and state net operating losses (“NOLs”) carried forward expiring through 2037. Additionally, the Company generated approximately $14.2 million of NOLs in 2018 which, for federal income tax purposes, do not expire but are limited to offsetting up to 80% of future taxable income.

The NOL carry forwards are subject to review and possible adjustment by the U.S. and state tax authorities. NOL carry forwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders, as defined under Sections 382 Internal Revenue Code. This could limit the amount of NOLs that the Company can utilize annually to offset future taxable income or tax liabilities. As of December 31, 2018, the Company has not performed such an analysis. Subsequent ownership changes and proposed future changes to tax rules in respect of the utilization of losses carried forward may further affect the limitation in future years.

In assessing the realizability of the Company’s deferred tax assets, management considers whether or not it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income. The Company’s assessment is based on the weight of available evidence, including cumulative losses since inception and expected future losses and, as such, the Company does not believe it is more likely than not that the deferred tax assets will be realized. Accordingly, a full valuation allowance has been established and no deferred tax assets and related tax benefit have been recognized in the accompanying financial statements. At December 31, 2017 and 2018, the Company recorded valuation allowances of $1.6 million and $6.3 million, respectively, representing an increase in the valuation allowance of $4.7 million in 2018 due to the uncertainty regarding the realization of such deferred tax assets, to offset the benefits of net operating losses generated during those years.

The U.S. federal statutory corporate tax rate reconciles to the Company’s effective tax rate for the years ended December 31, 2017 and 2018:

	Year Ended
	December 31,
	2017	2018
Federal statutory rate	34.0%	21.0%
State and local taxes net of federal tax benefit	11.3	13.5
Tax rate change	(13.8)	0.3
Change in valuation allowance	(32.2)	(28.5)
Permanently disallowed interest expense	—	(6.3)
Other	0.7	—
Total	0.0%	0.0%

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (“Tax Act”), which made significant changes to the U.S. federal income tax law. The Tax Act affected 2018 and forward, including but not limited to a reduction in the federal corporate rate from 35.0% to 21.0%, elimination of the corporate alternative minimum tax, a new limitation on the deductibility of certain executive compensation, limitations on NOLs generated after December 31, 2017 and various other items. These changes did not have a material impact on the Company’s financial statements due to the accumulated NOLs in the United States.